KING & SPALDING LLP	1185 Avenue of the Americas
New York, New York 10036-4003
www.kslaw.com

Paul G. Prince
Tel: (212) 556-2314
Fax: (212) 556-2222
pprince@kslaw.com

September 17, 2004

VIA FACSIMILE AND EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Mail Stop 03-05
Washington, D.C. 20549

          Re:           MIM Corporation Registration Statement on Form S-4

Ladies and Gentleman:

          MIM Corporation is hereby filing its Registration Statement on Form S-4. Please be advised that MIM wired the filing fee on Wednesday, September 15, 2004.

          Please contact William Bates (at (212) 556-2240) or me (at (212) 556-2314) if you have any questions.

Very truly yours,

Paul G. Prince

cc:	Barry A. Posner
General Counsel
MIM Corporation

E. William Bates, II
King & Spalding LLP